Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Line Items]
Long-Term Contracts, Contract Price	$ 60,573	$ 5,153
Long-Term Contracts, Commitments Amount	40,814	3,760
Security Deposit	1,230	1,091
Operating Leases, Rent Expense, Net	2,189	2,148	$ 2,082
Contractual Obligation	$ 193,446	$ 89,179
Lease Expiration Period	The lease arrangement will expire gradually from 2018 to 2024
Minimum [Member]
Commitments and Contingencies [Line Items]
Sales Commissions Percentage	0.50%
Maximum [Member]
Commitments and Contingencies [Line Items]
Sales Commissions Percentage	2.00%